CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash	$ 547,966	$ 25,759	$ 152,404
Accounts receivable, net	187,141	86,697	2,794
Inventory	44,602	58,879	85,210
Deposits	6,000	0	0
Prepaid expense	105,917	63,050	10,980
Total current assets	891,626	234,385	251,388
Property and equipment, net	15,439	15,700	15,700
Other Assets:
Capitalized patents, net	12,926	16,328	19,138
Total other assets	12,926	16,328	19,138
Total assets	919,991	266,413	286,226
Current liabilities
Accounts payable and accrued liabilities, including related parties	795,878	960,725	974,872
Accrued compensation	4,156,790	3,955,190	3,576,390
Note payable - related party	127,743	210,888	210,888
Note payable	131,722	0	0
Convertible notes	130,599	0	10,000
Convertible notes, related party	5,618	0	0
Total current liabilities	5,348,350	5,126,803	4,772,150
Notes payable, long-term	0	131,722	131,722
Total liabilities	5,348,350	5,258,525	4,903,872
Commitments and contingencies (Note 11)
Stockholder’s deficiency
Preferred Stock, $.0001 par value; 100,000,000 shares authorized; No shares issued and outstanding as of December 31, 2017 and 2016 and September 30, 2018	0	0	0
Common Stock, $.0001 par value; 200,000,000 shares authorized; 142,132,374 and 140,596,646 and 147,454,700 issued and outstanding as of December 31, 2017 and December 31, 2016 and September 30, 2018, respectively.	14,745	14,213	14,059
Additional paid-in capital	16,506,738	13,638,806	13,311,263
Accumulated deficit	(20,949,842)	(18,645,131)	(17,942,968)
Total stockholder’s deficiency	(4,428,359)	(4,992,112)	(4,617,646)
Total liabilities and stockholders’ deficiency	$ 919,991	$ 266,413	$ 286,226